STATUTORY RESERVES AND RESTRICTED NET ASSETS - Condensed statements of cash flows of the parent company (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net cash provided by (used in) operating activities	¥ 9,447,137	$ 1,294,255	¥ 11,414,244	¥ 8,518,843
Net cash provided by investing activities	(9,378,025)	(1,284,784)	(3,977,440)	(8,472,355)
Net cash used in financing activities	(5,794,635)	(793,862)	(7,218,210)	(1,213,082)
Effect of exchange rate changes on cash and cash equivalents	169,476	23,216	44,608	28,644
Net increase (decrease) in cash, cash equivalents and restricted cash	(5,556,047)	(761,175)	263,202	(1,137,950)
Cash and cash equivalents at the beginning of the year	19,634,716	2,689,945	19,413,202	20,446,104
Cash and cash equivalents at the end of the year	11,442,965	$ 1,567,680	19,634,716	19,413,202
Parent
STATUTORY RESERVES AND RESTRICTED NET ASSETS
Net cash provided by (used in) operating activities	194,920		62,063	(58,875)
Net cash provided by investing activities	7,749,040		6,933,723	1,348,740
Net cash used in financing activities	(7,931,793)		(6,576,333)	(1,319,793)
Effect of exchange rate changes on cash and cash equivalents	18,834		(422,857)	(12,489)
Net increase (decrease) in cash, cash equivalents and restricted cash	31,001		(3,404)	(42,417)
Cash and cash equivalents at the beginning of the year	9,414		12,818	55,235
Cash and cash equivalents at the end of the year	¥ 40,415		¥ 9,414	¥ 12,818